FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2013 shares	Jan. 31, 2013 shares	Apr. 30, 2011 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) board_member	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 13, 2012 board_member	Apr. 13, 2011 USD ($)
Schedule of Cost-method Investments
Investment consolidation method (percentage)			100.00%
Limited Partners ownership interest (percentage)			98.00%
General Partner ownership Interest (percentage)			2.00%	2.00%
Cash partnership distribution per unit per quarter (in usd) | $ / shares			$ 0.4428
Common units sold in public offering	5,100,000	4,316,947	13,800,000
Price per unit (in usd) | $ / shares			$ 22.50
Proceeds from public offering | $			$ 310,500	$ 0	$ 0	$ 280,586
Common units granted under overallotment option to the underwriters			1,800,000
Number of votes each outstanding common unit is entitled to				1
Maximum class of units ownership held to be eligible for voting				4.90%
Number of board members that become electable by the common unitholders | board_member				4			4
Number of appointed directors | board_member				3
Maximum number of board of directors | board_member				7			7
Subordinated units conversion basis				1
Term of charter (in years)			5 years
Revolving Credit Facility
Schedule of Cost-method Investments
Maximum borrowing capacity under revolving credit agreement with Golar | $			$ 20,000	$ 20,000				$ 20,000
General Partner
Schedule of Cost-method Investments
Sale of units	104,082	88,101	797,492
Common Units | Limited Partner
Schedule of Cost-method Investments
Sale of units	5,100,000	4,316,947	23,127,254
Subordinated Units | Limited Partner
Schedule of Cost-method Investments
Sale of units	0	0	15,949,831
Incentive Distribution Rights | Golar GP LLC
Schedule of Cost-method Investments
Ownership of incentive distribution rights (IDRs)			81.00%
Incentive Distribution Rights | Golar LNG Energy Limited
Schedule of Cost-method Investments
Ownership of incentive distribution rights (IDRs)			19.00%